SHAREHOLDERS’ EQUITY (Details Narrative)	9 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 02, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Share capital | $			$ 100,000
Shares authorized			900,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Offering cost settled by cash | $	$ 2,780,600
Gamehaus Inc [Member]
Class of Stock [Line Items]
Share capital | $					$ 50,000
Shares authorized					500,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized		425,262,873		425,262,873	425,262,873
Common stock, shares issued		75,409,060		75,409,060
Common stock, shares outstanding		75,409,060		75,409,060
Preferred stock, shares authorized		74,737,127		74,737,127	74,737,127
Preferred stock, shares issued		74,737,127		74,737,127
Preferred stock, shares outstanding		74,737,127		74,737,127
Preferred stock, conversion ratio		1
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	37,971,245	34,401,887
Common stock, shares outstanding	37,971,245	34,401,887
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,598,113	15,598,113
Common stock, shares outstanding	15,598,113	15,598,113